Revenue from contracts with customers	12 Months Ended
Jun. 30, 2022
Revenue from contracts with customers
Revenue from contracts with customers
4	Revenue from contracts with customers
4.1	Disaggregation of revenue from contracts with customers

The principal activity of the Group is the operation of men’s and women’s professional football clubs. All of the activities of the Group support the operation of the football clubs and the success of the men’s first team in particular is critical to the ongoing development of the Group. Consequently the chief operating decision maker regards the Group as operating in one material segment, being the operation of professional football clubs.

All revenue derives from the Group’s principal activity in the United Kingdom. Revenue can be analysed into its three main components as follows:

	2022	2021	2020
	£’000	£’000	£’000
Sponsorship	147,881	140,209	182,709
Retail, merchandising, apparel & products licensing revenue	109,939	91,996	96,335
Commercial	257,820	232,205	279,044
Domestic competitions	140,629	174,683	115,415
European competitions	67,477	73,827	16,836
Other	6,741	6,305	7,952
Broadcasting	214,847	254,815	140,203
Matchday	110,534	7,097	89,794
	583,201	494,117	509,041

4	Revenue from contracts with customers (continued)
4.1	Disaggregation of revenue from contracts with customers (continued)

Revenue derived from entities accounting for more than 10% of revenue in either 2022, 2021 or 2020 were as follows:

	2022	2021	2020
	£’000	£’000	£’000
Customer A	146,114	177,160	118,069
Customer B	76,377	77,426	77,852
Customer C	67,477	73,827	<10%
Customer D	<10%	<10%	52,269

All non-current assets are held within the United Kingdom.

4.2	Assets and liabilities related to contracts with customers

Details of movements on assets related to contracts with customers are as follows:

Current contract
assets — accrued
revenue
£’000
At 1 July 2020	45,966
Recognized in revenue during the year	39,037
Cash received/amounts invoiced during the year	(43,973)
Loss allowance	(486)
At 30 June 2021	40,544
Recognized in revenue during the year	34,948
Cash received/amounts invoiced during the year	(39,253)
At 30 June 2022	36,239

A contract asset (accrued revenue) is recognized if commercial, broadcasting or Matchday revenue performance obligations are satisfied prior to unconditional consideration being due under the contract.

4	Revenue from contracts with customers (continued)
4.2	Assets and liabilities related to contracts with customers (continued)

Details of movements on liabilities related to contracts with customers are as follows:

	Current contract	Non-current	Total contract
	liabilities –	contract liabilities –	liabilities –
	deferred revenue	deferred revenue	deferred revenue
	£’000	£’000	£’000
At 1 July 2020	(171,574)	(18,759)	(190,333)
Recognized in revenue during the year	135,560	—	135,560
Cash received/amounts invoiced during the year	(86,153)	—	(86,153)
Reclassified during the year	4,183	(4,183)	—
At 30 June 2021	(117,984)	(22,942)	(140,926)
Recognized in revenue during the year	108,001	—	108,001
Cash received/amounts invoiced during the year	(149,619)	—	(149,619)
Reclassified during the year	(6,245)	6,245	—
At 30 June 2022	(165,847)	(16,697)	(182,544)

Commercial, broadcasting and Matchday consideration which is received in advance of the performance obligation being satisfied is treated as a contract liability (deferred revenue). The deferred revenue is then recognized as revenue when the performance obligation is satisfied. The Group receives substantial amounts of deferred revenue prior to the previous financial year end which is then recognized as revenue throughout the current and, where applicable, future financial years.

4.3	Accounting policies and significant judgments

Revenue is measured at the fair value of consideration received or receivable from the Group’s principal activities excluding transfer fees and value added tax. The Group’s principal revenue streams are Commercial, Broadcasting and Matchday. The Group recognizes revenue when the transaction price can be determined; when it is probable that it will collect the consideration to which it is entitled; and when specific performance obligations have been met for each of the Group’s activities as described below.

In instances where the transaction price contains an element of variable or contingent consideration, revenue is recognized based on the most likely amount expected to be received, but only to the extent that it is highly probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable or contingent consideration is subsequently resolved.

(i)	Commercial

Commercial revenue (whether settled in cash or value in kind) comprises revenue receivable from the exploitation of the Manchester United brand through sponsorship and other commercial agreements, including minimum guaranteed revenue, revenue receivable from retailing Manchester United branded merchandise in the United Kingdom and licensing the manufacture, distribution and sale of such goods globally, and fees for the Manchester United men’s first team undertaking tours.

Revenue is recognized over the term of the sponsorship agreement in line with the performance obligations included within the contract and based on the sponsorship rights enjoyed by the individual sponsor. In instances where the sponsorship rights remain the same over the duration of the contract, revenue is recognized as performance obligations are satisfied evenly over time (i.e. on a straight-line basis).

4	Revenue from contracts with customers (continued)
4.3	Accounting policies and significant judgments (continued)
(i)	Commercial (continued)

Retail revenue is recognized when control of the products has transferred, being at the point of sale to the customer. License revenue in respect of right to access licences is recognized in line with the performance obligations included within the contract, in instances where these remain the same over the duration of the contract, revenue is recognized evenly on a time elapsed (i.e. straight-line) basis. Sales-based royalty revenue is recognized only when the subsequent sale is made.

Significant estimates

A number of sponsorship contracts contain significant estimates in relation to the allocation and recognition of revenue in line with performance obligations. Minimum guaranteed revenue is recognized over the term of the sponsorship agreement in line with the performance obligations included within the contract and based on the sponsorship benefits enjoyed by the individual sponsor. In instances where the sponsorship rights remain the same over the duration of the contract, revenue is recognized as performance obligations are satisfied evenly over time (i.e. on a straight-line basis).

The Group has a 10-year agreement with adidas which began on 1 August 2015. The minimum guarantee payable by adidas over the term of the agreement is £750 million, subject to certain adjustments. Payments due in a particular year may increase if the club’s men’s first team wins the Premier League, FA Cup or Champions League, or decrease if the club’s men’s first team fails to participate in the Champions League for two or more consecutive seasons with the maximum possible increase being £4 million per year and the maximum possible reduction being 30% of the applicable payment for the year in which the second or other consecutive season of non-participation falls. Participation in the UEFA Champions League is typically secured via a top 4 finish in the Premier League or winning the UEFA Europa League. Revenue is currently being recognized based on management’s estimate at 30 June 2022 that the full minimum guarantee amount is the most likely amount that will be received, as management does not expect two consecutive seasons of non-participation in the Champions League.

(ii)	Broadcasting

Broadcasting revenue represents revenue receivable from all UK and overseas broadcasting contracts, including contracts negotiated centrally by the Premier League and UEFA.

Distributions from the Premier League comprise a fixed element (which is recognized evenly as each performance obligation is satisfied, i.e. as each Premier League match is played), facility fees for live coverage and highlights of domestic home and away matches (which are recognized when the respective performance obligation is satisfied, i.e. the respective match is played), and merit awards (which, being variable consideration, are recognized when each performance obligation is satisfied i.e. as each Premier League match is played, based on management’s estimate of where the men’s first team will finish at the end of the football season i.e. the most likely outcome and to the extent that it is deemed highly probably that no revenue recognized will be reversed).

Distributions from UEFA relating to participation in European competitions comprise market pool payments (which are recognized over the matches played in the competition, a portion of which reflects Manchester United’s performance relative to the other Premier League clubs in the competition), fixed amounts for participation in individual matches (which are recognized when the matches are played) and an individual club coefficient share (which is recognized over the group stage matches).

(iii)	Matchday

Matchday revenue is recognized based on matches played throughout the year with revenue from each match (including season ticket allocated amounts) only being recognized when the performance obligation is satisfied i.e. the match has been played. Revenue from related activities such as Conference and Events or the Museum is recognized as the event or service is provided or the facility is used.

4Revenue from contracts with customers (continued)

4.3Accounting policies and significant judgments (continued)

(iii)	Matchday (continued)

Matchday revenue includes revenue receivable from all domestic and European match day activities from Manchester United games at Old Trafford, together with the Group’s share of gate receipts from domestic cup matches not played at Old Trafford, and fees for arranging other events at the Old Trafford stadium. As the Group acts as the principal in the sale of match tickets, the share of gate receipts payable to the other participating club and competition organizer for domestic cup matches played at Old Trafford is treated as an operating expense.

As a result of COVID-19, all matches other than one in the prior period were played behind closed doors. In fiscal 2022, the Old Trafford stadium has welcomed back fans at full capacity.